GARTMORE VARIABLE INSURANCE TRUST

                         Gartmore GVIT Total Return Fund
                            Gartmore GVIT Growth Fund

--------------------------------------------------------------------------------
                  Prospectus Supplement dated September 3, 2002
                         to Prospectus dated May 1, 2002
--------------------------------------------------------------------------------

     The disclosure on page 10 of the above noted prospectus is deleted and replaced with the following:

GARTMORE  GVIT  TOTAL  RETURN  FUND
     Portfolio Managers: Simon Melluish and William H. Miller are portfolio co-managers of the Gartmore GVIT Total Return Fund, as well as the Gartmore Total Return Fund.

     Mr. Melluish joined Gartmore Investment Management plc ("GIM"), an affiliate of GMF, in 1995 as an Investment Manager for the Global Portfolio Team. In July 2000, he was appointed head of U.S. equities for GIM. Mr. Melluish is a senior portfolio manager for GMF and also currently manages the Gartmore Nationwide Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund.

     Mr. Miller began co-managing the Gartmore GVIT Total Return Fund on September 1, 2000. Prior to joining GMF in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997).


                        GARTMORE VARIABLE INSURANCE TRUST

                      Gartmore GVIT Nationwide Leaders Fund
                  (formerly "Gartmore GVIT U.S. Leaders Fund")
                     Gartmore GVIT U.S. Growth Leaders Fund
                      Gartmore GVIT Worldwide Leaders Fund
                     (formerly "Nationwide Global 50 Fund")

--------------------------------------------------------------------------------
                  Prospectus Supplement dated September 3, 2002
                         to Prospectus dated May 1, 2002
--------------------------------------------------------------------------------

     The disclosure on page 14 of the above noted prospectus is deleted and replaced with the following:

PORTFOLIO  MANAGER  -  GARTMORE  GVIT  NATIONWIDE  LEADERS  FUND
     Simon Melluish is the portfolio manager of the Fund. As portfolio manager, Mr. Melluish is responsible for the day-to-day management of the Fund and selection of the Fund's investment.

     Mr. Melluish joined Gartmore Investment Management plc ("GIM"), an affiliate of GMF, in 1995 as an Investment Manager for the Global Portfolio Team. In July 2000, he was appointed head of U.S. equities for GIM. Mr. Melluish is a senior portfolio manager for GMF and also currently manages the Gartmore Nationwide Leaders Fund and co-manages the Gartmore Total Return Fund and the Gartmore GVIT Total Return Fund.

================================================================================
           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.
================================================================================